LEASES (Tables)	12 Months Ended
Feb. 29, 2024
Leases
SCHEDULE OF LEASE ASSETS AND LIABILITIES

Below is a summary of our lease assets and liabilities at February 29, 2024 and February 28, 2023.

Leases	Classification	February 29, 2024	February 28, 2023
Assets
Operating	Operating Lease Assets	$1,139,188	$1,208,440
Liabilities
Current
Operating	Current Operating Lease Liability	$237,653	$248,670
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	889,360	950,541
Total lease liabilities		$1,127,013	$1,199,211